FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management Text Block Abstract
FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL RISK MANAGEMENT

3.1. Financial risk factors

The Company is exposed to different financial risks: (a) market risk, (b) credit risk, and (c) liquidity risk. The risk management of the Company aims to minimize the adverse effects of financial risks affecting the company.

(a) Market risk

Due to the nature of its operations, the Company has exposure to market factors such as: (i) fuel-price risk, (ii) exchange -rate risk (FX), and (iii) interest -rate risk.

The Company has developed policies and procedures to manage the market risk, which goal is to identify, quantify, monitor and mitigate the adverse effects of changes in market factors mentioned above.

For the foregoing, Management monitors the evolution of fuel price levels, exchange rates and interest rates, quantifies their exposures and their risk, and develops and executes hedging strategies.

(i) Fuel-price risk

Exposure:

For the execution of its operations, the Company purchases a fuel called Jet Fuel grade 54 USGC, which is subject to the fluctuations of international fuel prices.

Mitigation:

To hedge the fuel-price risk exposure, the Company operates with derivative instruments (swaps and options) whose underlying assets may be different from Jet Fuel, such as West Texas Intermediate (“WTI”) crude, Brent (“BRENT”) crude and distillate Heating Oil (“HO”), which may have a high correlation with Jet Fuel and greater liquidity.

Fuel Hedging Results:

During the period ended December 31, 2022, the Company recognized gains of US$ 18.8 million for fuel hedging net of premiums in the costs of sales for the year. During the period ended December 31, 2021, the Company recognized gains of US$ 10.1 million for fuel hedging net of premiums in the costs of sales for the year.

As of December 31, 2022, the market value of the fuel positions amounted to US$12.6 million (positive). At the end of December 2021, this market value was US$ 17.6 million (positive).

The following tables show the level of hedge for different periods:

Positions as of December 31, 2022 (*)	Maturities
	Q123	Q223	Q323	Q423	Total
Percentage of coverage over the expected volume of consumption	24%	24%	15%	5%	17%

(*)	The percentage shown in the table considers all the hedging instruments (swaps and options).

Positions as of December 31, 2021 (*)	Maturities
	Q122	Q222	Q322	Q422	Total
Percentage of coverage over the expected volume of consumption	25%	30%	17%	14%	21%

(*)	The volume shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis

A drop in fuel price positively affects the Company through a reduction in costs. However, also negatively affects contracted positions as these are acquired to protect the Company against the risk of a rise in price. Therefore, the policy is to maintain a hedge-free percentage in order to be competitive in the event of a drop in price.

The current hedge positions are booked as cash flow hedge contracts, so a variation in the fuel price has an impact on the Company’s net equity.

The following table shows the sensitivity of financial instruments according to reasonable changes in the price of fuel and their effect on equity.

The calculations were made considering a parallel movement of US$ 5 per barrel in the underlying reference price curve at the end of December 2022 and the end of December 2021. The projection period was defined until the end date of the last contract in force, corresponding to the last business day of the fourth quarter 2023.

	Positions as of December 31, 2022	Positions as of December 31, 2021
Benchmark price	effect on Equity	effect on Equity
(US$ per barrel)	(MUS$)	(MUS$)
+5	+2.2	+2.7
-5	-2.3	-3.3

Given the fuel coverage structure for the year 2022, which considers a portion free of hedges, a vertical drop of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an impact of approximately US$ 123 million lower fuel cost. For the same period, a vertical rise of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an approximate impact of US$ 122.1 million in higher fuel costs.

(ii)	Foreign exchange rate risk:

Exposure:

The functional currency of the financial statements of the Parent Company is the US dollar, so that the risk of the Transactional and Conversion exchange rate arises mainly from the Company’s business, strategic and accounting operating activities that are expressed in a monetary unit other than the functional currency.

The subsidiaries of LATAM are also exposed to foreign exchange risk whose impact affects the Company’s Consolidated Income.

The largest operational exposure to LATAM’s exchange risk comes from the concentration of businesses in Brazil, which are mostly denominated in Brazilian Real (BRL), and are actively managed by the Company.

At a lower concentration, the Company is also exposed to the fluctuation of other currencies, such as: Euro, Pound sterling, Australian dollar, Colombian peso, Chilean peso, Argentine peso, Paraguayan guarani, Mexican peso, Peruvian Sol and New Zealand dollar.

Mitigation:

The Company mitigates currency risk exposures by contracting hedging or non-hedging derivative instruments or through natural hedges or execution of internal operations.

Exchange Rate Hedging Results (FX):

As of December 31, 2022, the Company recognized gains of US$ 5,2 million for FX hedging derivatives net of premiums in sales revenue for the year. At the end of December 2021, the Company did not recognize gains or losses for FX hedging derivatives.

As of December 31, 2022, the market value of hedging FX derivative positions is US$ 0,2 million (positive). As of December 31, 2022, the Company has current hedging FX derivatives for MUS$ 108. As of December 31, 2021, the Company has no current hedging FX derivatives.

During the period ended December 31, 2022, the Company recognized losses of US$ 1,8 million for FX non-hedging derivatives, net of premiums in the costs of sales for the year. As of December 31, 2022, the Company does not maintain current non-hedged FX derivatives. At the end of December 2021, the Company did not recognize gains or losses for FX non-hedging derivatives.

Sensitivity analysis:

A depreciation of the R$/US$ exchange rate, negatively affects the Company’s operating cash flows, however, also positively affects the value of the positions of derivatives contracted.

The following table shows the sensitivity of current hedging FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity.

Appreciation (depreciation)	Effect on equity as of December 31, 2022	Effect on equity as of December 31, 2021
of R$/US$	(MUS$)	(MUS$)
-10%	-2.9	-
+10%	+3.0	-

As of December 31, 2022, the Company does not have currency Swap derivatives. At the end of December 2021, the Company did not have currency Swap derivatives.

Impact of Exchange rate variation in the Consolidated Income Statements (Foreign exchange gains/losses)

In the case of TAM S.A., whose functional currency is the Brazilian real, a large part of its liabilities is expressed in US dollars. Therefore, when converting financial assets and liabilities, from dollar to real, they have an impact on the result of TAM S.A., which is consolidated in the Company’s Income Statement.

In order to reduce the impact on the Company’s result caused by appreciations or depreciations of R$/US$, the Company carries out internal operations to reduce the net exposure in US$ for TAM S.A.

The following table shows the impact of the Exchange Rate variation on the Consolidated Income Statement when the R$/US$ exchange rate appreciates or depreciates by 10%:

	Effect on Income Statement	Effect on Income Statement
Appreciation (depreciation)	for the period ended December 31, 2022	for the period ended December 31, 2021
of R$/US$	(MUS$)	(MUS$)
-10%	+70.7	+51.9
+10%	-70.7	-51.9

Impact of the exchange rate variation in the Equity, from translate the subsidiaries financial statements into US Dollars (Cumulative Translate Adjustment)

Since the functional currency of TAM S.A. and Subsidiaries is the Brazilian real, the Company presents the effects of the exchange rate fluctuations in Other comprehensive income (Cumulative Translation Adjustment) by converting the Statement of financial position and Income statement of TAM S.A. and Subsidiaries from their functional currency to the U.S. dollar, which is the presentation currency of the consolidated financial statement of LATAM Airlines Group S.A. and Subsidiaries.

The following table shows the impact on the Cumulative Translation Adjustment included in Other comprehensive income recognized in Total equity in the case of an appreciation or depreciation 10% the exchange rate R$/US$:

Appreciation (depreciation)	Effect at December 31, 2022	Effect at December 31, 2021
of R$/US$	MUS$	MUS$
-10%	+98.11	+96.66
+10%	-80.28	-79.09

(iii)	Interest -rate risk:

Exposure:

The Company has exposure to fluctuations in interest rates affecting the markets future cash flows of the assets, and current and future financial liabilities.

The Company is mainly exposed to the Secured Overnight Financing Rate (“SOFR”), also to the London InterBank Offered Rate (“LIBOR”) and other less relevant interest rates such as Brazilian Interbank Certificates of Deposit (“CDI”). As the publication of LIBOR will cease by June 2023, the company has begun to migrate to the adoption of SOFR as an alternative rate, which will fully materialize with the cessation of LIBOR.

Regarding rate exposure, a portion of the company’s variable financial debt maintains exposure to the LIBOR rate. However, all these contracts will have definitive migration to the SOFR rate. This migration has been redacted within each of the existing financial debt contracts benchmarked to the LIBOR rate.

Currently, 31% of the financial debt contracts subject to variable rates maintain exposure to the LIBOR rate, and 69% of them have exposure to the SOFR rate. All of these contracts will migrate to SOFR rate since mid 2023.

Mitigation:

Currently, 52% (40% as of December 31, 2021) of the debt is fixed against fluctuations in interest rates. Of the variable debt, most of it is indexed to the reference rate based on SOFR.

To mitigate the effect of those derivatives that will be affected by the transition from LIBOR to SOFR, the Company is following the recommendations of the relevant authorities, including the Alternative Reference Rates Committee (“ARRC”) and the International Standard Derivatives Association in line with the measures generally adopted by the market for the replacement of LIBOR in debt and derivative contracts.

Rate Hedging Results:

During the period ended December 31, 2022, the Company recognized losses of US$ 7 million (negative) corresponding to the recognition for premiums paid.

As of December 31, 2022, the value of interest rate derivative positions amounted to MUS$ 8.8 (positive) corresponding to operating lease hedges in order to fix the rents upon delivery of the aircraft. As of December 31, 2021, the Company did not maintain interest rate derivative positions in force.

As of December 31, 2022, the Company recognized a decrease in the right-of-use asset upon settlement of a derivative of US$ 8.1 million associated with leased aircraft. On this same date, a lower expense for depreciation of the right-of-use asset for US$ 0,1 million (positive) is recognized. At the end of December 2021, the Company did not earn profits or losses for this same concept.

Sensitivity analysis:

The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease)	Positions as of December 31, 2022	Positions as of December 31, 2021
futures curve	effect on profit or loss before tax	effect on profit or loss before tax
in libor 3 months	(MUS$)	(MUS$)

+ 100 basis points	-22.64	-46.31
- 100 basis points	+22.64	+46.31

A large part of the derivatives of current rates are recorded as cash flow hedge contracts, therefore, a variation in interest rates has an impact on the market value of the derivatives, whose changes affect the equity of the entity. Society.

The calculations were made by vertically increasing (decreasing) 100 base points of the interest rate curve, both scenarios being reasonably possible according to historical market conditions.

	Positions as of December 31, 2022	Positions as of December 31, 2021
Increase (decrease)	effect on equity	effect on equity
interest rate curve	(MUS$)	(MUS$)

+100 basis points	+6.9	-
- 100 basis points	-8.2	-

The sensitivity calculation hypothesis must assume that the forward curves of interest rates will not necessarily reflect the real value of the compensation of the flows. In addition, the interest rate structure is dynamic over time.

During the periods presented, the Company has not recorded amounts for ineffectiveness in the consolidated income statement for this type of coverage.

(b)	Credit risk

Credit risk occurs when the counterparty does not meet its obligations to the Company under a specific contract or financial instrument, resulting in a loss in the market value of a financial instrument (only financial assets, not liabilities). The client portfolio as of December 31, 2022 increased by 25% when compared to the balance as of December 31, 2021, mainly due to an increase in passenger transport operations (travel agencies and corporate) that increased by 53% in its sales, mainly affecting the forms of payment credit card 58%, and cash sales 54%. In relation to the cargo business, it presented an increase in its operations of 1% compared to December 2021. In the case of clients with debt that management considered risky, the corresponding measures were taken to consider their expected credit loss. The provision at the end of December 2022 had a decrease of 17 % compared to the end of December 2021, as a result of the decrease in the portfolio due to recoveries, application of write-offs and updates of the risk matrix factors.

The Company is exposed to credit risk due to its operational activities and its financial activities, including deposits with banks and financial institutions, investments in other types of instruments, exchange rate transactions and derivatives contracts.

To reduce the credit risk related to operational activities, the Company has implemented limits to the exposure of its debtors, which are permanently monitored for the LATAM network, when deemed necessary, agencies have been blocked for cargo and passenger businesses.

(i)	Financial activities

Cash surpluses that remain after the financing of assets necessary for the operation are invested according to credit limits approved by the Company’s Board, mainly in time deposits with different financial institutions, private investment funds, short-term mutual funds, and easily-liquidated corporate and sovereign bonds with short remaining maturities. These investments are booked as Cash and cash equivalents and other current financial assets.

In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) its credit rating, (ii) the equity size of the counterparty, and (iii) investment limits according to the Company’s level of liquidity. According to these three parameters, the Company chooses the most restrictive parameter of the previous three and based on this, establishes limits for operations with each counterparty.

The Company has no guarantees to mitigate this exposure.

(ii)	Operational activities

The Company has four large sales “clusters”: travel agencies, cargo agents, airlines and credit-card administrators. The first three are governed by International Air Transport Association (“IATA”), international organization comprising most of the airlines that represent over 90% of scheduled commercial traffic and one of its main objectives is to regulate the financial transactions between airlines and travel agents and cargo. When an agency or airline does not pay their debt, it is excluded from operating with IATA’s member airlines. In the case of credit-card administrators, they are fully guaranteed by 100% by the issuing institutions.

Under certain of the Company’s credit card processing agreements, the financial institutions have the right to require that the Company maintain a reserve equal to a portion of advance ticket sales that have been processed by that financial institution, but for which the Company has not yet provided the air transportation. Additionally, the financial institutions have the ability to require additional collateral reserves or withhold payments related to receivables to be collected if increased risk is perceived related to liquidity covenants in these agreements or negative balances occur.

The exposure consists of the term granted, which fluctuates between 1 and 45 days.

One of the tools the Company uses for reducing credit risk is to participate in global entities related to the industry, such as IATA, Business Sales Processing (“BSP”), Cargo Account Settlement Systems (“CASS”), IATA Clearing House (“ICH”) and banks (credit cards). These institutions fulfill the role of collectors and distributors between airlines and travel and cargo agencies. In the case of the Clearing House, it acts as an offsetting entity between airlines for the services provided between them. A reduction in term and implementation of guarantees has been achieved through these entities.

Currently the sales invoicing of TAM Linhas Aéreas S.A. related with travel agents and cargo agents for domestic transportation in Brazil is done directly by TAM Linhas Aéreas S.A.

Credit quality of financial assets

The external credit evaluation system used by the Company is provided by IATA. Internal systems are also used for particular evaluations or specific markets based on trade reports available on the local market. The internal classification system is complementary to the external one, i.e. for agencies or airlines not members of IATA, the internal demands are greater.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities of TAM Linhas Aéreas S.A. with travel agents). The bad-debt rate in the principal countries where the Company has a presence is insignificant.

(c)	Liquidity risk

Liquidity risk represents the risk that the Company does not have sufficient funds to pay its obligations.

Due to the cyclical nature of its business, the operation and investment needs, along with the need for financing, the Company requires liquid funds, defined as Cash and cash equivalents plus other short-term financial assets, to meet its payment obligations.

The balance of liquid funds, future cash generation and the ability to obtain financing, provide the Company with alternatives to meet future investment and financing commitments.

As of December 31, 2022, the balance of liquid funds is US$ 1,216 million (US $ 1,047 million as of December 31, 2021), which are invested in short-term instruments through financial entities with a high credit rating classification.

As of December 31, 2022, LATAM maintains two engaged Revolving Credit Facility for a total of US$ 1,100 million, one for an amount of US$600 million and another for an amount of US$500 million, which are fully available. These lines are secured by and subject to the availability of collateral (i.e. aircraft, engines and spare parts).

After voluntary petition for amparo of Chapter 11 Proceedings, the Company received authorization from the Bankruptcy Court for the “debtors in possession” (DIP) financing, in the form of a multi-draw term loan facility in an aggregate principal amount of up to US$ 3.2 billion divided in Tranche A, B and C (hereinafter the contract that documented such financing, the Original DIP Credit Agreement”). Initially, Tranches A and C were committed for a total of US$2.450 billion. To date, these three tranches are fully committed after the approval on October 18, 2021, of a proposal to grant financing under Tranche B of the DIP for a total of US$750 million, thus allowing LATAM to access lower financing costs in the next disbursements of the DIP financing.

On April 8, 2022, a consolidated and modified text (the “Reconsolidated and Modified DIP Credit Agreement”) of the Existing Original DIP Credit Agreement was signed, which modifies and recasts said agreement and repays the pending payment obligations under it. (that is, under its Tranches A, B and C). The total amount of the Consolidated and Modified DIP Credit Agreement was US$3.7 billion. The Revised and Amended DIP Credit Agreement included certain reductions in fees and interest compared to the DIP Credit Agreement; and contemplated an expiration date in accordance with the calendar that LATAM anticipated to emerge from the Chapter 11 Procedure.

In the context of the Company’s exit from Chapter 11, on October 12, 2022, the Amended and Restated DIP Financing Contract was repaid in full. The repayment was fully made with funds from (i) a Junior DIP Financing of approximately US$1,146Mn; (ii) a Revolving Credit Facility of US$500 million; (iii) a Term Loan B of US$ 750 million; (iv) a Bridge Loan of 5Y Notes of US$750 million; (v) a Bridge Loan of 7Y Notes of US$750million.

On October 18, 2022, the Bridge Loans were partially repaid by; (i) a Note issued from registration under U.S. Securities Act of 1933, as amended (“the “Securities Act”), pursuant to Rule 144A and Regulation S, both under the Securities Act, due in 2027 (the “5 Year Note”), with a total principal amount of US$ 450 million, and (ii) a Note issued from registration under the Securities Act pursuant to Rule 144A and Regulation A, both under the Securities Act, due in 2029 (the “7 Year Note”), with a total principal amount of US$ 700 million.

Additionally, on November 3, 2022, the repayments of outstanding balances of the Bridge Loan and the Junior DIP were finished with the funds obtained under from the Exit Financing. Starting in November 2022, the exit financing was composed of: (i) a Revolving Credit Line for an amount of US$500 million; (ii) a tranche B term loan for an amount of US$1,100 million (this is the original US$750 million, plus an incremental loan under it obtained on November 3, 2022 for an amount of US$350 million), US$450 million in senior secured notes due in 2027 and US$700 million in senior secured notes due in 2029.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
0-E	GOLDMAN SACHS	U.S.A.	US$	32,071	122,278	323,125	1,361,595	-	1,839,069	1,100,000	Quarterly	18.46	13.38
0-E	SANTANDER	Spain	US$	19,164	55,288	-	-	-	74,452	70,951	Quarterly	7.26	7.26

Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	-	3,136	6,271	6,271	178,736	194,414	156,783	To the expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	-	152,531	307,625	757,625	887,250	2,105,031	1,150,000	To the expiration	15.00	13.38
97.036.000-K	SANTANDER	Chile	US$	-	-	-	-	6	6	3	To the expiration	1.00	1.00

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	6,692	14,705	39,215	39,215	138,345	238,172	184,198	Quarterly	5.76	5.76
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,839	13,465	45,564	43,444	75,505	181,817	141,605	Quartely/Monthly	8.20	8.20

Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	394	1,171	12,119	21,111	60,857	95,652	86,612	Quarterly	2.01	1.78
0-E	MUFG	U.S.A.	US$	13,091	38,914	69,916	-	-	121,921	112,388	Quarterly	6.23	6.23
0-E	CREDIT AGRICOLE	France	US$	5,769	31,478	70,890	267,615	-	375,752	275,000	To the expiration	8.24	8.24

Financial lease
0-E	CITIBANK	U.S.A.	US$	6,995	5,844	-	-	-	12,839	12,514	Quarterly	6.19	5.47
0-E	BNP PARIBAS	U.S.A.	US$	6,978	20,662	1,543	-	-	29,183	28,165	Quarterly	5.99	5.39
0-E	NATIXIS	France	US$	9,864	29,468	75,525	70,787	129,582	315,226	239,138	Quarterly	6.44	6.44
0-E	US BANK	U.S.A.	US$	18,072	54,088	86,076	-	-	158,236	152,693	Quarterly	4.06	2.85
0-E	PK AIRFINANCE	U.S.A.	US$	1,749	5,165	6,665	-	-	13,579	12,590	Quarterly	5.97	5.97
0-E	EXIM BANK	U.S.A.	US$	3,176	9,681	137,930	193,551	157,978	502,316	446,509	Quarterly	3.58	2.79
0-E	BANK OF UTAH	U.S.A.	US$	5,878	17,651	47,306	50,649	145,184	266,668	182,237	Monthly	10.45	10.45

Others loans
0-E	OTHERS (*)		US$	2,028	-	-	-	-	2,028	2,028	To the expiration	-	-
	TOTAL			135,760	575,525	1,229,770	2,811,863	1,773,443	6,526,361	4,353,414

(*)	Obligation with creditors for executed letters of credit.

1	Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	4,080	7,846	18,046	18,046	Semiannual/Quarterly	7.23	7.23

Bank loans
0-E	MERRIL LYNCH CREDIT PRODUCTS LLC	Brazil	BRL	304,549	-	-	-	-	304,549	304,549	Monthly	3.95	3.95

	TOTAL			305,059	1,530	4,080	4,080	7,846	322,595	322,595

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

					More than	More than	More than	More
				Up to	90 days	one to	three to	than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	80,602	250,297	845,215	776,431	1,094,935	3,047,480	2,134,968	-	-	-
	OTHER ASSETS	OTHERS	US$	1,727	8,080	20,641	6,251	1,763	38,462	35,157	-	-	-
			CLP	20	34	69	-	-	123	111	-	-	-
			UF	574	1,568	3,007	2,515	6,273	13,937	11,703	-	-	-
			COP	76	227	301	-	-	604	518	-	-	-
			EUR	84	253	246	24	-	607	571	-	-	-
			BRL	2,064	6,192	14,851	12,491	28,625	64,223	33,425
Trade and other accounts payables
-	OTHERS	OTHERS	US$	80,557	35,542	-	-	-	116,099	116,099	-	-	-
			CLP	168,393	1,231	-	-	-	169,624	169,624	-	-	-
			BRL	370,772	5,242	-	-	-	376,014	376,014	-	-	-
			Other currency	583,118	3,935	-	-	-	587,053	587,053	-	-	-
Accounts payable to related parties currents
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	5	-	-	-	-	5	5	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	CLP	7	-	-	-	-	7	7	-	-	-
	Total			1,287,999	312,601	884,330	797,712	1,131,596	4,414,238	3,465,255
	Total consolidated			1,728,818	889,656	2,118,180	3,613,655	2,912,885	11,263,194	8,141,264

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2021

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2 Chile.

					More than	More than	More than
				Up to	90 days	one to	three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Loans to exporters
97.018.000-1	CITIBANK	Chile	US$	115,350	-	-	-	-	115,350	114,000	At Expiration	2.96	2.96
97.030.000-7	ITAU	Chile	US$	20,140	-	-	-	-	20,140	20,000	At Expiration	4.20	4.20
0-E	HSBC	Chile	US$	12,123	-	-	-	-	12,123	12,000	At Expiration	4.15	4.15

Bank loans
97.023.000-9	CORPBANCA	Chile	UF	10,236	-	-	-	-	10,236	10,106	Quarterly	3.35	3.35
0-E	SANTANDER	Spain	US$	751	2,604	106,939	-	-	110,294	106,427	Quarterly	2.80	2.80
0-E	CITIBANK	U.S.A.	UF	60,935	-	-	-	-	60,935	60,935	At Expiration	3.10	3.10

Obligations with the public
97.030.000-7	BANCO ESTADO	Chile	UF	36,171	179,601	31,461	31,461	369,537	648,231	502,897	At Expiration	4.81	4.81
0-E	BANK OF NEW YORK	U.S.A.	US$	184,188	104,125	884,188	856,000	-	2,028,501	1,500,000	At Expiration	7.16	6.94

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	17,182	19,425	40,087	41,862	95,475	214,031	198,475	Quarterly	1.48	1.48
0-E	MUFG	U.S.A.	US$	29,652	17,921	36,660	37,829	55,297	177,359	166,712	Quarterly	1.64	1.64
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	933	4,990	29,851	36,337	89,263	161,374	144,358	Quarterly / Monthly	3.17	1.60

Other guaranteed obligation
0-E	CREDIT AGRICOLE	France	US$	273,199	-	-	-	-	273,199	273,199	At Expiration	1.82	1.82
0-E	MUFG	U.S.A.	US$	8,150	46,746	94,062	14,757	-	163,715	156,933	Quarterly	1.72	1.72
0-E	CITIBANK	U.S.A.	US$	613,419	-	-	-	-	613,419	600,000	At Expiration	2.00	2.00
0-E	BANK OF UTAH	U.S.A.	US$	-	1,858,051	-	-	-	1,858,051	1,644,876	At Expiration	22.71	12.97
0-E	EXIM BANK	U.S.A.	US$	271	1,173	3,375	10,546	55,957	71,322	62,890	Quarterly	1.84	1.84

Financial lease
0-E	CREDIT AGRICOLE	France	US$	699	1,387	-	-	-	2,086	2,052	Quarterly	3.68	3.23
0-E	CITIBANK	U.S.A.	US$	19,268	59,522	5,721	-	-	84,511	83,985	Quarterly	1.37	0.79
0-E	BNP PARIBAS	U.S.A.	US$	7,351	26,519	21,685	-	-	55,555	54,918	Quarterly	1.56	0.96
0-E	NATIXIS	France	US$	5,929	34,328	59,574	59,930	130,131	289,892	261,458	Quarterly	2.09	2.09
0-E	US BANK	U.S.A.	US$	18,158	72,424	133,592	6,573	-	230,747	219,667	Quarterly	4.03	2.84
0-E	PK AIRFINANCE	U.S.A.	US$	853	5,763	10,913	-	-	17,529	16,851	Quarterly	1.88	1.88
0-E	EXIM BANK	U.S.A.	US$	2,758	11,040	61,167	249,466	269,087	593,518	533,127	Quarterly	2.88	2.03

Others loans
0-E	OTHERS (*)		US$	55,819	-	-	-	-	55,819	55,819	At Expiration	-	-
	TOTAL			1,493,535	2,445,619	1,519,275	1,344,761	1,064,747	7,867,937	6,801,685

(*)	Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2021

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					More than	More than	More than	More
				Up to	90 days	one to	three to	than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	NCM	Netherlands	US$	990	-	-	-	-	990	943	Monthly	6.01	6.01
0-E	MERRIL LYNCH CREDIT PRODUCTS LLC	U.S.A.	BRL	185,833	-	-	-	-	185,833	185,833	Monthly	3.95	3.95
0-E	BANCO BRADESCO	Brazil	BRL	74,661	-	-	-	-	74,661	74,661	Monthly	4.33	4.33

Financial leases
0-E	NATIXIS	France	US$	486	2,235	4,080	11,076	-	17,877	17,326	Quarterly	2.74	2.74
0-E	GA TELESIS LLC	U.S.A.	US$	762	2,706	4,675	4,646	5,077	17,866	10,999	Monthly	14.72	14.72

Others Loans

0-E	Deustche Bank (*)	Brazil	US$	20,689	-	-	-	-	20,689	20,689	At Expiration	-	-
	TOTAL			283,421	4,941	8,755	15,722	5,077	317,916	310,451

(*)	Obligation with creditors for executed letters of credit

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2021

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Up to	More than 90 days	More than one to	More than three to	More than				Annual
		Creditor		90	to one	three	five	five		Nominal		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	Total	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	694,568	469,568	767,629	811,843	778,613	3,522,221	2,883,657	-	-	-
	OTHER ASSETS	OTHERS	US$	9,859	11,820	22,433	23,365	8,651	76,128	73,615	-	-	-
			UF	1,759	982	245	76	231	3,293	2,621	-	-	-
			COP	2	7	35	-	-	44	42	-	-	-
			EUR	198	112	293	-	-	603	599	-	-	-
			PEN	4	7	97	-	-	108	103	-	-	-
Trade and other accounts payables
	OTHERS	OTHERS	US$	644,743	165,085	-	-	-	809,828	809,828	-	-	-
			CLP	214,224	4,912	-	-	-	219,136	219,136	-	-	-
			BRL	365,486	5,258	-	-	-	370,744	370,744	-	-	-
			Other currency	542,304	3,719	-	-	-	546,023	546,023	-	-	-
Accounts payable to related parties currents (*)
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	-	5	-	-	-	5	5	-	-	-
Foreign	Delta Airlines	U.S.A	US$	-	2,268	-	-	-	2,268	2,268	-	-	-
Foreign	Patagonia Seafarms INC	U.S.A	US$	-	7	-	-	-	7	7	-	-	-
81.062.300-4	Costa Verde Aeronautica S.A.	Chile	US$	-	175,819	-	-	-	175,819	175,819	-	-	-
Foreign	QA Investments Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	QA Investments 2 Ltd	Jersey Channel Islands	US$	-	219,774	-	-	-	219,774	219,774	-	-	-
Foreign	Lozuy S.A.	Uruguay	US$	-	43,955	-	-	-	43,955	43,955	-	-	-

	Total			2,473,147	1,323,072	790,732	835,284	787,495	6,209,730	5,567,970
	Total consolidated			4,250,103	3,773,632	2,318,762	2,195,767	1,857,319	14,395,583	12,680,106

(*)	Trade and other accounts payables include claims resulting from Chapter 11 negotiation and are subject to settlement in accordance with the Reorganization plan.

The Company has fuel, interest rate and exchange rate hedging strategies involving derivatives contracts with different financial institutions.

As of December 31, 2022, the Company maintains guarantees for US$7.5 million corresponding to derivative transactions. The increase is due to: i) Increase in the number of hedging contracts and ii) changes in fuel prices, exchange rates and interest rates. At the end of 2021, the Company had guarantees for US$ 5.5 million corresponding to derivative transactions.

3.2. Capital risk management

The objectives of the Company, in relation to capital management are: (i) to meet the minimum equity requirements and (ii) to maintain an optimal capital structure.

The Company monitors contractual obligations and regulatory requirements in the different countries where the group’s companies are domiciled to ensure faithful compliance with the minimum equity requirement, the most restrictive limit of which is to maintain positive liquid equity.

Additionally, the Company periodically monitors the short and long term cash flow projections to ensure that it has sufficient cash generation alternatives to meet future investment and financing commitments.

The international credit rating of the Company is the result of the ability to meet long-term financial commitments. As of December 31, 2022, The Company has a national rating of BBB- by Fitch, a rating of B- by Standard & Poor’s, and a preliminary rating at the exit of the Chapter 11 process of B2 with a stable outlook by Moody’s.

3.3. Estimates of fair value.

At December 31, 2022, the Company maintained financial instruments that should be recorded at fair value. These are grouped into two categories:

1. Derivative financial instruments:

This category includes the following instruments:

-	Interest rate derivative contracts,

-	Fuel derivative contracts,

-	Currency derivative contracts.

2. Financial Investments:

This category includes the following instruments:

-	Investments in short-term Mutual Funds (cash equivalent)

-	Private investment funds.

The Company has classified the fair value measurement using a hierarchy that reflects the level of information used in the assessment. This hierarchy consists of 3 levels (I) fair value based on quoted prices in active markets for identical assets or liabilities, (II) fair value calculated through valuation methods based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) and (III) fair value based on inputs for the asset or liability that are not based on observable market data.

The fair value of financial instruments traded in active markets, such as investments acquired for trading, is based on quoted market prices at the close of the period using the current price of the buyer. The fair value of financial assets not traded in active markets (derivative contracts) is determined using valuation techniques that maximize use of available market information. Valuation techniques generally used by the Company are quoted market prices of similar instruments and / or estimating the present value of future cash flows using forward price curves of the market at period end.

The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2022				As of December 31, 2021
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	95,452	95,452	-	-	26,025	26,025	-	-
Short-term mutual funds	95,452	95,452	-	-	26,025	26,025	-	-

Other financial assets, current	21,878	277	21,601	-	17,988	347	17,641	-
Fair value interest rate derivatives	8,816	-	8,816	-	-	-	-	-
Fair value of fuel derivatives	12,594	-	12,594	-	17,641	-	17,641	-
Fair value of foreign currency derivative	191	-	191	-	-	-	-	-
Private investment funds	277	277	-	-	347	347	-	-

Liabilities

Other financial liabilities, current	-	-	-	-	5,671	-	5,671	-
Fair value of interest rate derivatives	-	-	-	-	2,734	-	2,734	-
Currency derivative not registered as hedge accounting	-	-	-	-	2,937	-	2,937	-

Additionally, at December 31, 2022, the Company has financial instruments which are not recorded at fair value. In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2022		As of December 31, 2021
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,121,223	1,121,223	1,020,810	1,020,810
Cash on hand	2,248	2,248	2,120	2,120
Bank balance	480,566	480,566	558,078	558,078
Overnight	259,129	259,129	386,034	386,034
Time deposits	379,280	379,280	74,578	74,578
Other financial assets, current	481,637	481,637	83,150	83,150
Other financial assets	481,637	481,637	83,150	83,150
Trade debtors, other accounts receivable and Current accounts receivable	1,008,109	1,008,109	881,770	881,770
Accounts receivable from entities related, current	19,523	19,523	724	724
Other financial assets, not current	15,517	15,517	15,622	15,622
Accounts receivable, non-current	12,743	12,743	12,201	12,201

Other current financial liabilities	802,841	824,167	4,447,780	4,339,370
Accounts payable for trade and other accounts payable, current	1,627,992	1,627,992	4,839,251	4,839,251
Accounts payable to entities related, current	12	12	661,602	662,345
Other financial liabilities, not current	5,979,039	5,533,131	5,948,702	5,467,594
Accounts payable, not current	326,284	326,284	472,426	472,426

The book values of accounts receivable and payable are assumed to approximate their fair values, due to their short-term nature. In the case of cash on hand, bank balances, overnight, time deposits and accounts payable, non-current, fair value approximates their carrying values.

The fair value of other financial liabilities is estimated by discounting the future contractual cash flows at the current market interest rate for similar financial instruments (Level II). In the case of Other financial assets, the valuation was performed according to market prices at period end. The book value of Other financial liabilities, current or non-current, do not include lease liabilities.